Accounting policies	12 Months Ended
Jul. 31, 2021
Accounting Policies [Abstract]
Accounting policies	Accounting policies
Basis of preparation
The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as adopted by the European Union, including interpretations issued by the International Accounting Standards Board (“IASB”) and its committees.
Ferguson plc is a public company limited by shares incorporated in Jersey under the Companies (Jersey) Law 1991 (as amended) and is headquartered in the UK. It operates as the ultimate parent company of the Group. Its registered office is 13 Castle Street, St Helier, Jersey, JE1 1ES, Channel Islands.
The consolidated financial statements have been prepared on a going concern basis and under the historical cost convention as modified by the revaluation of financial assets and liabilities measured at fair value.
The Group disposed of its UK business on January 29, 2021. The results of the UK business have been reclassified to discontinued operations and the prior year comparative results have been restated throughout the consolidated financial statements. See Note 6 or further details.

Choices permitted by IFRS
The Group has elected to apply hedge accounting to some of its financial instruments.
Accounting developments and changes
The following other standards and amendments to existing standards became effective for the year ended July 31, 2021 and have not had a material impact on the Group’s consolidated financial statements:

•Amendments to References to the Conceptual Framework in IFRS Standards;
•Amendments to IAS 1 and IAS 8 – Definition of Material;
•Amendments to IFRS 3 – Definition of a Business;
•Amendments to IFRS 9, IAS 39 and IFRS 7 – Interest Rate Benchmark Reform (Phase 1); and
•Amendments to IFRS 16 – COVID-19-Related Rent Concessions
Other standards and amendments to existing standards that have been issued but not yet adopted are not expected to have a material impact on the Group’s consolidated financial statements.
Critical accounting judgments
Impact of the COVID-19 pandemic
Management has exercised judgment in evaluating the impact of the COVID-19 pandemic on the consolidated financial statements. In light of the Group’s strong performance during the year, management concluded there was no material negative impact of the COVID-19 pandemic on the financial statements and no new sources of estimation uncertainty.
Leases
Property leases entered into by the Group typically include extension and termination options to provide operational flexibility to the Group. Management applied significant judgment in determining whether these options were reasonably certain to be exercised when determining the lease term on adoption of IFRS 16. In making this judgment management considered the remaining lease term, future business plans and other relevant economic factors. Specifically in respect to property leases, which represent the majority of the lease liability, a renewal option was determined to be reasonably certain to be exercised when a lease expired within the Group’s three-year strategic planning horizon.
Pensions and other post-retirement benefits
The Group operates defined benefit pension plans in Canada and the UK that are accounted for using methods that rely on actuarial assumptions to estimate costs and liabilities for inclusion in the consolidated financial statements.
The discount rate used is set with reference to the yield at the valuation date on high-quality corporate bonds that have a maturity approximating to the terms of the pension obligations. Significant judgment is required when selecting the bonds to include. The most significant criteria considered for selection of the bonds include the issue size of the corporate bonds, the quality of the bonds and the identification of outliers which are excluded.
Sources of estimation uncertainty
In applying the Group’s accounting policies, various transactions and balances are valued using estimates or assumptions. Should these estimates or assumptions prove incorrect there may be an impact on the following year’s financial statements. Management believes that the estimates and assumptions that have been applied would not give rise to a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year.
Accounting policies
A summary of the principal accounting policies applied by the Group in the preparation of the consolidated financial statements is set out below. The accounting policies have been applied consistently throughout the current and preceding year.
Basis of consolidation
The consolidated financial information includes the results of the parent company and entities controlled by the Company (its subsidiary undertakings and controlling interests) and its share of profit/(loss) after tax of its associates using the equity method of accounting.
The financial performance of business operations is included in profit from continuing operations from the date of acquisition and up to the date of classification as a discontinued operation or sale.
Intra-group transactions and balances and any unrealized gains and losses arising from intra-group transactions are eliminated on consolidation.
Discontinued operations
When the Group has disposed of, or classified as held for sale, a business component that represents a separate major line of business or geographical area of operations, it classifies such operations as discontinued in accordance with IFRS 5 “Non-current Assets Held for Sale and Discontinued Operations”. The post-tax profit or loss of the discontinued operations are shown as a single line on the face of the income statement separate from the other results of the Group.
Foreign currencies
Items included in the financial statements of the parent and of each of the Group’s subsidiary undertakings are measured using the currency of the primary economic environment in which the subsidiary undertaking operates (the “functional currency”). The consolidated financial statements are presented in U.S. dollars, which is the presentational currency of the Group.
The trading results of overseas subsidiary undertakings are translated into U.S. dollars using the average rates of exchange ruling during the relevant financial period. The balance sheets of overseas subsidiary undertakings are translated into U.S. dollars at the rates of exchange ruling at the year-end. Exchange differences arising on the translation into U.S. dollars of the net assets of these subsidiary undertakings are recognized in other comprehensive income and accumulated in the translation reserve. At July 31, 2021, the translation reserve comprised $213 million in relation to pound sterling entities, $181 million in relation to U.S. dollar entities and $4 million in relation to entities denominated in other currencies.
In the event that a subsidiary undertaking which has a non-U.S. dollar functional currency is disposed of, the gain or loss on disposal recognized in the income statement is determined after taking into account the cumulative currency translation differences that are attributable to the subsidiary undertaking concerned.
Foreign currency transactions entered into during the year are translated into the functional currency of the entity at the rates of exchange ruling on the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are retranslated at the rate of exchange ruling at the balance sheet date. All currency translation differences are taken to the income statement. Except as noted above, changes in the fair value of derivative financial instruments, entered into to hedge foreign currency net assets and that satisfy the hedging conditions of IFRS 9 “Financial Instruments” are recognized in other comprehensive income and the translation reserve (see the separate accounting policy on derivative financial instruments).
Business combinations
The cost of an acquisition is measured as the fair value of the assets given, equity instruments issued and liabilities incurred or assumed at the date of exchange. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date, irrespective of the extent of any non-controlling interest. Costs related to acquisitions are expensed as incurred.
The excess of the cost of acquisition over the fair value of the Group’s share of the identifiable net assets acquired is recorded as goodwill. If the cost of acquisition is less than the fair value of the Group’s share of the net assets of the subsidiary acquired, the difference is recognized directly in the income statement.
Interests in associates
Investments in companies where significant influence is exercised are accounted for as interests in associates using the equity method of accounting from the date the investee becomes an associate. The investment is initially recognized at cost and adjusted thereafter for changes in the Group’s share in the net assets of the investee. The Group’s share of profit or loss after tax is recognized in the Group income statement and share of other comprehensive income or expense is recognized in the Group statement of other comprehensive income.
On acquisition of the investment in an associate, any excess of the cost of the investment over the Group’s share of the fair value of net assets of the investee is recognized as goodwill, which is included within the carrying amount of the investment. The requirements of IAS 36 “Impairment of Assets”, are applied to determine whether it is necessary to recognize any impairment loss with respect to the Group’s investment in an associate. Impairment losses recognized are charged to the income statement.
Revenue
The Group’s revenues are derived primarily from the sale of a broad range of plumbing and heating products. The Group’s customers predominantly operate within the repair, maintenance and improvement sector and are served through a network of branches and distribution centers.
Revenue is the consideration expected to be received in exchange for the provision of goods falling within the Group’s ordinary activities, excluding intra-group sales, estimated and actual sales returns, trade and early settlement discounts, Value Added Tax and similar sales taxes.
Revenue from the sale of goods is recognized when the customer obtains control of the goods, which is the point they are delivered to, or collected by, the customer. Revenue from the provision of goods is only recognized when the transaction price is determinable and it is probable that the entity will collect the consideration to which it will be entitled in exchange for the goods to be transferred to the customer. Payment terms between the Group and its customers vary by the type of customer, country of sale and the products sold. The Group does not have significant financing components in its contracts and the payment due date is typically shortly after sale.
In some instances, goods are delivered directly to the customer by the supplier. The Group has concluded it is the principal in these transactions as it is primarily responsible to the customer for fulfilling the obligation and has the responsibility for identifying and directing the supplier to deliver the goods to the customer.
The Group offers a right of return to its customers for most of its goods sold. Revenue is reduced by the amount of expected returns, estimated based on historical data, in the period in which the related revenue is recorded. Returns can be reliably estimated as historic returns as a percentage of revenue have remained stable over time and the terms and conditions of sale have remained broadly unchanged for several years. Early settlement discounts are known shortly after the sale and can therefore be reliably estimated. The Group also provides customers with assurance-type warranties for some own brand goods that provide assurance the goods comply with agreed-upon specifications and will operate as specified for a set period from the date of sale. Obligations under these warranties are accounted for as provisions.
The Group has no contracts with an expected duration of more than one year.
Cost of sales
Cost of sales includes purchased goods and the cost of bringing inventory to its present location and condition.
Supplier rebates
In line with industry practice, the Group has agreements (“supplier rebates”) with a number of its suppliers whereby volume-based rebates, marketing support and other discounts are received in connection with the purchase of goods for resale from those suppliers. Rebates relating to the purchase of goods for resale are accrued as earned and are recorded initially as a deduction in inventory with a subsequent reduction in cost of sales when the related product is sold.
Volume-based supplier rebates
The majority of volume-based supplier rebates are determined by reference to guaranteed rates of rebate. These are calculated through a mechanical process with minimal judgment required to determine the amount recorded in the income statement.
A small proportion of volume-based supplier rebates are subject to tiered targets where the rebate percentage increases as volumes purchased reach agreed targets within a set period of time. The majority of rebate agreements apply to purchases in a calendar year and therefore, for tiered rebates, judgment is required to estimate the rebate amount recorded in the income statement at the end of the period. The Group assesses the probability that targeted volumes will be achieved in the year based on forecasts which are informed by historical trading patterns, current performance and trends. This judgment is exercised consistently with historically insignificant true ups at the end of the period.
An amount due in respect of supplier rebates is not recognized within the income statement until all the relevant performance criteria, where applicable, have been met and the goods have been sold to a third party.
Other rebates
The Group has also entered into other rebate agreements which represent a smaller element of the Group’s overall supplier rebates, which are recognized in the income statement when all performance conditions have been fulfilled.
Supplier rebates receivable
Supplier rebates are offset with amounts owing to each supplier at the balance sheet date and are included within trade payables where the Group has the legal right to offset and net settles balances. Where the supplier rebates are not offset against amounts owing to a supplier, the outstanding amount is included within prepayments.
Goodwill
Goodwill represents the excess of the cost of an acquisition over the fair value of the Group’s share of the net identifiable assets of the acquired subsidiary undertaking at the date of acquisition. Goodwill on acquisitions of subsidiary undertakings is included within intangible assets. Goodwill is allocated to cash generating units or aggregations of cash generating units (together “CGUs”) where synergy benefits are expected. CGUs are independent sources of income streams and represent the lowest level within the Group at which the associated goodwill is monitored for management purposes. The Group’s CGUs are based on the markets where the business operates and are grouped in line with the management structure.
Goodwill is not amortized but is tested annually for impairment and carried at cost less accumulated impairment losses. For goodwill impairment testing purposes, no CGU is larger than the operating segments determined in accordance with IFRS 8 “Operating Segments”. The recoverable amount of goodwill and acquired intangible assets are assessed on the basis of the higher of fair value less costs to sell and the value in use estimate for CGUs to which they are attributed. Where carrying value exceeds the recoverable amount a provision for the impairment is established with a charge included in the income statement.
Gains and losses on the disposal of an entity include the carrying amount of goodwill relating to the entity sold.
Other intangible assets
An intangible asset, which is an identifiable non-monetary asset without physical substance, is recognized to the extent that it is probable that the expected future economic benefits attributable to the asset will flow to the Group and that its cost can be measured reliably. The asset is deemed to be identifiable when it is separable or when it arises from contractual or other legal rights.
Intangible assets, primarily brands, trade names and customer relationships, acquired as part of a business combination are capitalized separately from goodwill and are carried at cost less accumulated amortization and accumulated impairment losses. Amortization is calculated using the reducing balance method for customer relationships and the straight-line method for other intangible assets.
The cost of the intangible assets is amortized and charged to operating costs in the income statement over their estimated useful lives as follows:

Customer relationships	4 – 25 years
Trade names and brands	1 – 15 years
Other	1 – 4 years
 Computer software that is not integral to an item of property, plant and equipment is recognized separately as an intangible asset and is carried at cost less accumulated amortization and accumulated impairment losses. Costs may include software licenses and external and internal costs directly attributable to the development, design and implementation of the computer software. Costs in respect of training and data conversion are expensed as incurred. Amortization is calculated using the straight-line method so as to charge the cost of the computer software to operating costs in the income statement over its estimated useful life of between three and five years.
Leases
The Group enters into leases in the normal course of its business; these principally relate to property for the Group’s branches, distribution centers and offices which have varying terms including extension and termination options and periodic rent reviews.
The Group recognizes a right of use asset and a lease liability at the lease commencement date. Non-lease components of a contract are not separated from lease components and instead are accounted for as a single lease component.
Lease liabilities are initially measured at the present value of lease payments using the interest rate implicit in the lease, or if this is not readily available, at the Group’s incremental borrowing rate. Lease payments comprise fixed payments, variable payments that depend on an index or rate, payments expected under residual value guarantees and payments under purchase and termination options which are reasonably certain to be exercised. Lease terms are initially determined as the non-cancelable period of a lease adjusted for options to extend or terminate a lease that are reasonably certain to be exercised and management judgment is required in making this determination.
Lease liabilities are subsequently measured at amortized cost using the effective interest method. Lease liabilities are remeasured when there is a change in future lease payments as a result of a rent review or a change in an index or rate, or if there is a significant event which changes the assessment of whether it is reasonably certain that extension or termination options will be exercised.
Right of use assets are carried at cost less accumulated depreciation and impairment losses and any subsequent remeasurement of the lease liability. Initial cost comprises the lease liability adjusted for lease payments at or before the commencement date, lease incentives received, initial direct costs and an estimate of restoration costs. Right of use assets are depreciated on a straight-line basis to the earlier of the end of the useful life of the asset or the end of the lease term and tested for impairment if an indicator exists.
Leases that have a term of 12 months or less and leases for which the underlying asset is of low value are recognized as an expense on a straight-line basis over the lease term.
Operating leases (applicable for the year ended July 31, 2019)
Leases where the lessor retains substantially all the risks and rewards of ownership are classified as operating leases. The cost of operating leases (net of any incentives received from the lessor) is charged to the income statement on a straight line basis over the period of the leases.
Property, plant and equipment (“PPE”)
PPE is carried at cost less accumulated depreciation and accumulated impairment losses, except for land and assets in the course of construction, which are not depreciated and are carried at cost less accumulated impairment losses. Cost includes expenditure that is directly attributable to the acquisition of the items. In addition, subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. All other repairs and maintenance costs are charged to the income statement during the financial period in which they are incurred.
Assets are depreciated to their estimated residual value using the straight-line method over their estimated useful lives as follows:

Freehold buildings	20 - 50 years
Leasehold improvements	over the period of the lease
Plant and machinery	7 - 10 years
Computer hardware	3 - 5 years
Fixtures and fittings	5 - 7 years
Motor vehicles	4 years
The residual values and estimated useful lives of PPE are reviewed and adjusted if appropriate at each balance sheet date. The Group reviews at the balance sheet date whether events or circumstances indicate that the carrying value of its PPE may be impaired. If such circumstances are determined to exist, an estimate of the recoverable amount of the asset, or the appropriate grouping of assets, is compared to its carrying value to determine whether an impairment exists.
Inventories
Inventories, which comprise goods purchased for resale, are stated at the lower of cost and net realizable value. Cost is determined using the first-in, first-out (“FIFO”) method or the average cost method as appropriate to the nature of the transactions in those items of inventory. The cost of goods purchased for resale includes import and custom duties, transport and handling costs, freight and packing costs and other attributable costs less trade discounts, rebates and other subsidies. It excludes borrowing costs. Net realizable value is the estimated selling price in the ordinary course of business, less applicable variable selling expenses.
Provisions are made against slow-moving, obsolete and damaged inventories for which the net realizable value is estimated to be less than the cost. The risk of obsolescence of slow-moving inventory is assessed by comparing the level of inventory held to estimated future sales on the basis of historical experience.
Trade receivables
Trade receivables are recognized initially at their transaction price and measured subsequently at amortized cost using the effective interest method, less the loss allowance. The loss allowance for trade receivables is measured at an amount equal to lifetime expected credit losses, estimated based on historical write-offs adjusted for forward-looking information where appropriate. A loss allowance of 100 percent is recognized against trade receivables more than 180 days past due because historical experience indicates that these are generally not recoverable. The loss is recognized in the income statement. Trade receivables are written off when recoverability is assessed as being remote. Subsequent recoveries of amounts previously written off are credited to the income statement.
Provisions
Provisions for self-insured risks, legal claims and environmental restoration are recognized when the Group has a present legal or constructive obligation as a result of past events, it is more likely than not that an outflow of resources will be required to settle the obligation and the amount can be reliably estimated. Such provisions are measured at the present value of management’s best estimate of the expenditure required to settle the present obligation at the balance sheet date. The discount rate used to determine the present value reflects current market assessments of the time value of money. Provisions are not recognized for future operating losses.
Retirement benefit obligations
Contributions to defined contribution pension plans and other post-retirement benefits are recorded within operating profit.
For defined benefit pension plans and other post-retirement benefits, the cost of providing benefits is determined annually using the Projected Unit Credit Method by independent qualified actuaries. The current and past service cost of defined benefit pension plans is recorded within operating profit.
The net interest amount is calculated by applying the discount rate to the defined benefit net asset or liability at the beginning of the period. The pension plan net interest is presented as finance income or expense.
Actuarial gains and losses arising from experience adjustments. Changes in actuarial assumptions and the return from pension plan assets, excluding amounts recorded in net interest on the net pension plan liability/asset are charged or credited to equity in other comprehensive income in the period in which they arise.
The liability or asset recognized in the balance sheet in respect of defined benefit pension plans is the fair value of plan assets less the present value of the defined benefit obligation at the end of the reporting period. Where a plan is in a net asset position the asset is recognized where trustees do not have unilateral power to augment benefits prior to a wind-up.
Tax
Current tax represents the expected tax payable (or recoverable) on the taxable income (or losses) for the year using tax rates enacted or substantively enacted at the balance sheet date and taking into account any adjustments arising from prior years.
Deferred tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. Deferred tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction, other than a business combination, that at the time of the transaction affects neither accounting nor taxable profit or loss.
Deferred tax is determined using tax rates that have been enacted or substantively enacted by the balance sheet date and are expected to apply when the related deferred tax asset is realized or the deferred tax liability is settled. Deferred tax assets are recognized to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized.
Deferred tax is provided on temporary differences arising on investments in subsidiaries except where the timing of the reversal of the temporary difference is controlled by the Group and it is probable that the temporary difference will not reverse in the foreseeable future.
Tax provisions
The Group is subject to income taxes in numerous jurisdictions. Judgment is sometimes required in determining the worldwide provision for income taxes. There may be transactions for which the ultimate tax determination is uncertain and may be challenged by the tax authorities. The Group recognizes liabilities for anticipated or actual tax audit issues based on estimates of whether additional taxes will be due. Where an outflow of funds to a tax authority is considered probable and material and the Group can make a reliable estimate of the outcome of the dispute, management calculates the provision using the most likely amount or the expected value approach, depending on which is most appropriate for the uncertain tax provision. In assessing its uncertain tax provisions, management takes into account the specific facts of each dispute, the likelihood of settlement and professional advice where required. Where the ultimate liability in a dispute varies from the amounts provided, such differences could impact the current and deferred income tax assets and liabilities in the period in which the dispute is concluded.
Share capital
Where the Company purchases the Company’s equity share capital (Treasury shares), the consideration paid, including any directly attributable incremental costs (net of tax), is deducted from equity attributable to shareholders of the Company until the shares are cancelled, reissued or disposed of. Where such shares are subsequently sold or reissued, any consideration received, net of any directly attributable incremental transaction costs and the related tax effects, is included in equity attributable to shareholders of the Company.
Share-based payments
Share-based incentives are provided to associates under the Group’s long term incentive plans and all-employee sharesave plans. The Group recognizes a compensation cost in respect of these plans that is based on the fair value of the awards, measured using Binomial and Monte Carlo valuation methodologies. For equity-settled plans, the fair value is determined at the date of grant (including the impact of any non-vesting conditions such as a requirement for employees to save) and is not subsequently remeasured unless the conditions on which the award was granted are modified. For cash-settled plans, the fair value is determined at the date of grant and is remeasured at each balance sheet date until the liability is settled. Generally, the compensation cost is recognized on a straight-line basis over the vesting period. Adjustments are made to reflect expected and actual forfeitures during the vesting period due to the failure to satisfy service conditions or non-market performance conditions.
Dividends payable
Dividends on ordinary shares are recognized in the Group’s consolidated financial statements in the period in which the dividends are approved by the shareholders of the Company or paid.
Cash and cash equivalents
Cash and cash equivalents includes cash in-hand, deposits held at call with banks with original maturities of three months or less and bank overdrafts to the extent there is a legal right of offset and practice of net settlement with cash balances. Bank overdrafts are shown within borrowings in current liabilities on the balance sheet to the extent that there is no legal right of offset and no practice of net settlement with cash balances.
Derivative financial instruments
Derivative financial instruments, in particular interest rate swaps and foreign exchange swaps, are used to manage the financial risks arising from the business activities of the Group and the financing of those activities. There is no trading activity in derivative financial instruments.
At the inception of a hedging transaction involving the use of derivative financial instruments, the Group documents the relationship between the hedged item and the hedging instrument together with its risk management objective and the strategy underlying the proposed transaction. The Group also documents its assessment, both at the inception of the hedging relationship and subsequently on an ongoing basis, of the effectiveness of the hedge in offsetting movements in the fair values or cash flows of the hedged items. Derivative financial instruments are recognized as assets and liabilities measured at their fair values at the balance sheet date. Where derivative financial instruments do not fulfil the criteria for hedge accounting contained in IFRS 9, changes in their fair values are recognized in the income statement. When hedge accounting is used, the relevant hedging relationships are classified as fair value hedges, cash flow hedges or net investment hedges.
Where the hedging relationship is classified as a fair value hedge, the carrying amount of the hedged asset or liability is adjusted by the increase or decrease in its fair value attributable to the hedged risk and the resulting gain or loss is recognized in the income statement where, to the extent that the hedge is effective, it will be offset by the change in the fair value of the hedging instrument. If the hedge no longer meets the criteria for hedge accounting, the adjustment to the carrying amount of a hedged item for which the effective interest method is used is amortized to the income statement over the period to maturity. Where the hedging relationship is classified as a cash flow hedge or as a net investment hedge, to the extent the hedge is effective, changes in the fair value of the hedging instrument arising from the hedged risk are recognized directly in other comprehensive income.
When the hedged item is recognized in the financial statements, the accumulated gains and losses recognized in equity are either recycled to the income statement or, if the hedged item results in a non-financial asset, are recognized as adjustments to its initial carrying amount. When a hedging instrument expires or is sold, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in equity at that time remains in equity and is recognized when the forecast transaction is ultimately recognized in the income statement. When a forecast transaction is no longer expected to occur, the cumulative gain or loss that was reported in equity is immediately transferred to the income statement.
Borrowings
Borrowings are recognized initially at the fair value of the consideration received net of transaction costs incurred. Borrowings are subsequently measured at amortized cost with any difference between the initial amount and the maturity amount being recognized in the income statement using the effective interest method.